Securities (Gross Realized Gains and Losses on Sales of Securities Available-for-Sale) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Securities [Abstract]
Gross realized gains	$ 1,199	$ 908	$ 1,419
Gross realized losses	(29)	(27)	0
Proceeds from sale of securities	66,263	42,348	40,914
Available-for-sale Securities Pledged as Collateral	$ 102,994	$ 94,352